DIRECT HOSPITALITY EXPENSE	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about investment property [abstract]
DIRECT HOSPITALITY EXPENSE	DIRECT HOSPITALITY EXPENSE
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Cost of food, beverage, and retail goods sold	$93	$79	$173	$145
Employee compensation and benefits	137	59	200	116
Depreciation and amortization	93	59	155	116
Maintenance and utilities	37	22	66	48
Marketing and advertising	12	8	27	23
Other	87	64	148	124
Total direct hospitality expense	$459	$291	$769	$572